PLEDGED ASSETS, COLLATERAL, COMMITMENTS AND GUARANTEES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying values of the significant components of pledged assets recognized
Investment securities	$ 187,295,000,000	$ 129,093,000,000
Loans	234,797,000,000	235,031,000,000
Trading account assets	123,178,000,000	114,539,000,000
Total	545,270,000,000	478,663,000,000
Cash segregated under federal and other brokerage regulations included in cash and due from banks	13,400,000,000	13,600,000,000
Outstanding letters of credit	286,000,000	1,400,000,000
Market value of collateral received that may be sold or repledged	305,900,000,000	350,000,000,000
Amount of collateral pledged with secured parties that may not be sold or repledged	418,000,000,000	345,000,000,000
Lease Commitments
Rental expense	1,500,000,000	1,600,000,000	1,600,000,000
Future minimum annual rentals under noncancelable leases, net of sublease income
2013	1,220,000,000
2014	1,125,000,000
2015	1,001,000,000
2016	881,000,000
2017	754,000,000
Thereafter	2,293,000,000
Future minimum annual rentals, total	$ 7,274,000,000